REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Jun. 30, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information	The following table present disaggregated revenue information:

	Year ended June 30, 2023
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$547,557	84,543	632,100
Product sales	44,408	3,016	47,424
Maintenance service revenue	94,095	—	94,095
Extended warranty service revenue	3,754	—	3,754

Total	$689,814	87,559	777,373

Summary of contract assets and contract liabilities
Contract assets and contract liabilities are summarized below:

	June 30, 2022	June 30, 2023
Contract assets, current	$235,712	261,752
Contract assets, non-current	9,582	8,333
Contract liabilities	208,636	182,995